Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Karman Holdings Inc.
Entity Central Index Key	0002040127
Entity Emerging Growth Company	true
Entity File Number	001-42520
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2660232
Entity Address, Address Line One	5351 Argosy Avenue
Entity Address, City or Town	Huntington Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92649
City Area Code	(714)
Local Phone Number	898-9951
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	KRMN
Security Exchange Name	NYSE